Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Fidelity Institutional AM® Worldwide Fund
NVIT NASDAQ-100 Index Fund
Supplement dated September 16, 2025
to the Prospectus dated April 15, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the Prospectus is amended as follows:
1.	With respect to the NVIT Fidelity Institutional AM® Worldwide Fund, the information under the heading “Performance” on page 3 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index. The Fund also compares its performance to the MSCI World Index - Net Return, which has characteristics relevant to the Fund’s investment strategy.
2.	With respect to the NVIT NASDAQ-100 Index Fund, the information under the heading “Performance” on page 7 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the Russell 1000® Index. The Fund also compares its performance to the NASDAQ-100® Index, which has characteristics relevant to the Fund’s investment strategy.

NVIT Fidelity Institutional AM Worldwide Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Fidelity Institutional AM® Worldwide Fund
Supplement dated September 16, 2025
to the Prospectus dated April 15, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the Prospectus is amended as follows:
1.	With respect to the NVIT Fidelity Institutional AM® Worldwide Fund, the information under the heading “Performance” on page 3 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index. The Fund also compares its performance to the MSCI World Index - Net Return, which has characteristics relevant to the Fund’s investment strategy.

NVIT NASDAQ-100 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT NASDAQ-100 Index Fund
Supplement dated September 16, 2025
to the Prospectus dated April 15, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the Prospectus is amended as follows:
2.	With respect to the NVIT NASDAQ-100 Index Fund, the information under the heading “Performance” on page 7 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the Russell 1000® Index. The Fund also compares its performance to the NASDAQ-100® Index, which has characteristics relevant to the Fund’s investment strategy.